Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,690,000.00
Total Fee Amount	1,752.49
Total Offset Amount	0.00
Net Fee	$ 1,752.49
Offering Table N/A
Offset Table N/A	N/A